Amounts Receivable (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Receivables [Line Items]
Other receivables	$ 6.7	$ 4.0
Trade and other current receivables	40.5	41.0
Canada
Receivables [Line Items]
Sales tax receivables	10.6	6.4
Mexico
Receivables [Line Items]
Sales tax receivables	17.5	26.5
Other
Receivables [Line Items]
Sales tax receivables	3.4	0.9
Concentrate receivable	$ 2.3	$ 3.2